Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of MusclePharm Corporation and its wholly-owned subsidiary MusclePharm Canada Enterprises Corp (“MusclePharm Canada”). MusclePharm Canada began operations in April of 2012. All intercompany accounts and transactions between MusclePharm Corporation and MusclePharm Canada have been eliminated upon consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of MusclePharm Corporation and its wholly-owned subsidiary MusclePharm Canada Enterprises Corp(“MusclePharm Canada”). MusclePharm Canada began operations in April of 2012. All intercompany accounts and transactions between Musclepharm Corporation and MusclePharm Canada have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Risks and Uncertainties [Policy Text Block]
Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory, industry adverse publicity and other risks, including the potential risk of business failure.

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Liquidity Disclosure [Policy Text Block]
Management’s Plans with Respect to Liquidity and Capital Resources

The Company’s management believes that with increased sales expansion and the opening of the Franklin, Tennessee distribution center, there will be opportunities to increase sales; however, the Company may need to continue to raise capital in order execute the business plan, which includes buying more inventory and broadening the sales platform. There can be no assurance that such capital will be available on acceptable terms or at all. See Note 12 for subsequent events related to the Company’s capital raising efforts.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. At June 30, 2013 and December 31, 2012, respectively, the Company had no cash equivalents.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. At December 31, 2012 and 2011, the Company had no cash equivalents.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. At December 31, 2012, there were no balances that exceeded the federally insured limit. At December 31, 2011, there was one account that had a balance that exceeded the federally insured limit by approximately $378,000.

Accounts Receivable and Allowance For Doubtful Accounts [Policy Text Block]

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. Prior to July 1, the accounts receivable were sent directly to the Company’s third party manufacturer and netted with any outstanding liabilities to the manufacturer (see Note 11). Liabilities to the manufacturer totaled $4,213,394 at June 30, 2013 and are included in accounts payable and accrued liabilities. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances. There is also a review of customer discounts at the period end and an accrual made for discounts earned but not yet received by quarter end.

Management reserves for bad debt expense based on the aging of accounts receivable. Bad debt expense is classified under general & administrative expense in the Consolidated Statement of Operations.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices. Accounts receivable consisted of the following at June 30, 2013 and December 31, 2012:

	As of June 30, 2013	As of December 31, 2012
Accounts receivable	$10,492,646	$4,416,193
Less: allowance for discounts	(1,004,000)	(1,088,720)
Less: allowance for doubtful accounts	(253,552)	(25,129)
Accounts receivable – net	$9,235,094	$3,302,344

At June 30, 2013 and December 31, 2012, the Company had the following concentrations of accounts receivable with significant customers:

Customer	As of June 30, 2013	As of December 31, 2012
A	14%	19%
B	8%	6%
C	7%	0%

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. The accounts receivable are sent directly to the Company’s third party manufacturer and netted with any outstanding liabilities to the manufacturer. Liabilities to the manufacturer totaled $4,224,562 and $2,100,214 at December 31, 2012 and 2011, respectively, and are included in accounts payable and accrued liabilities. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances. There is also a review of customer discounts at the period end and an accrual made for discounts earned but not yet received by quarter end.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices. Accounts receivable consisted of the following at December 31, 2012 and 2011:

	As of December 31, 2012	As of December 31, 2011
Accounts receivable	$4,416,193	$2,766,776
Less: allowance for discounts	(1,088,720)	-
Less: allowance for doubtful accounts	(25,129)	(197,684)
Accounts receivable – net	$3,302,344	$2,569,092

At December 31, 2012 and 2011, the Company had the following concentrations of accounts receivable with customers:

Customer	2012	2011
A	24%	36%
B	20%	7%
C	6%	12%
D	1%	10%

Inventory, Policy [Policy Text Block]	Inventory Inventory is valued at the lower of cost or market value. Product-related inventories are primarily maintained using the average cost method.	Inventory Inventory is valued at the lower of cost or market value. Product-related inventories are primarily maintained using the average cost method.
Prepaid Giveways [Policy Text Block]	Prepaid Giveaways Prepaid giveaways represent non-inventory sample items, which are given away to aid in promotion of the brand.	Prepaid Giveaways Prepaid giveaways represents non-inventory sample items which are given away to aid in promotion of the brand.
Prepaid Sponsorship Fees [Policy Text Block]	Prepaid Sponsorship Fees Prepaid sponsorship fees represents fees paid in connection with future advertising to be received.	Prepaid Sponsorship Fees Prepaid sponsorship fees represents fees paid in connection with future advertising to be received.
Compensation Related Costs, Policy [Policy Text Block]
Prepaid Stock Compensation

Prepaid stock compensation represents amounts paid with stock in connection with future contractual benefits to be received. The Company amortizes these contractual benefits over the life of the contracts using the straight-line method.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Equity Offering [Policy Text Block]
Deferred Equity Costs

Costs associated with equity offerings are initially classified as deferred equity costs until moneys are received from the sale of equity shares. Upon receipt of funds, the Company nets any deferred equity costs against the gross proceeds recorded as equity.

Website Development Cost [Policy Text Block]
Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset. During the six months ended June 30, 2013 and 2012, the Company recorded no impairment expense.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset. During the years ended December 31, 2012 and 2011, the Company recorded no impairment expense.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements contains a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.
The following are the hierarchical levels of inputs to measure fair value:

⋅	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
⋅
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

⋅
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of June 30, 2013	As of December 31, 2012

Derivative liabilities (Level 2)	$2,369,032	$-

The Company’s financial instruments consisted primarily of accounts receivable, accounts payable and accrued liabilities, and debt. The Company’s debt approximates fair value based upon current borrowing rates available to the Company for debt with similar maturities. The carrying amounts of the Company’s financial instruments generally approximated their fair values as of June 30, 2013 and December 31, 2012, respectively, due to the short-term nature of these instruments.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of December 31,
	2012	2011

Derivative liabilities (Level 2)	$-	$7,061,238

The Company’s financial instruments consisted primarily of accounts receivable, accounts payable, accrued liabilities and debt. The Company’s debt approximates fair value based upon current borrowing rates available to the Company for debt with similar maturities. The carrying amounts of the Company’s financial instruments generally approximated their fair values as of December 31, 2012 and 2011, respectively, due to the short-term nature of these instruments.

Revenue Recognition Accounting Policy, Gross and Net Revenue Disclosure [Policy Text Block]

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For all of our Canadian sales, which represent 3% of total sales, recognition occurs upon shipment.

The Company has determined that advertising related credits that are granted to customers fall within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records sales allowances and discounts as a direct reduction of sales.

Sales for the three and six months ended June 30, 2013 and 2012 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Sales	$28,515,483	$18,869,103	$53,439,519	$38,171,872

Discounts	(3,035,424)	(3,439,763)	(5,398,293)	(6,181,852)

Sales - Net	$25,480,059	$15,429,340	$48,041,226	$31,990,020

The Company has an informal seven day right of return for products. There were nominal returns for the three and six months ended June 30, 2013 and 2012.

For the six months ended June 30, 2013 and 2012, the Company had the following concentrations of revenues with significant customers:

	Six Months Ended June 30,
Customer	2013	2012
A	31%	40%
B	12%	11%
C	6%	17%

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For one of our largest domestic customers (See customer “B” below under concentrations), which represents 12% and 14% of our total revenue for the year ended December 31, 2012 and 2011, revenue is recognized upon delivery.

The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records store support, giveaways, sales allowances and discounts as a direct reduction of sales. The Company grants volume incentive rebates to certain customers based on contractually agreed percentages once certain thresholds have been met. These volume incentive rebates are recorded as a direct reduction to sales.

Sales for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
	2012	2011
Sales	$77,768,138	$21,197,518

Discounts	(10,712,923)	(3,984,882)

Sales – Net	$67,055,215	$17,212,636

The Company has an informal 7-day right of return for products. There were nominal returns for the years ended December 31, 2012 and 2011.

For the years ended December 31, 2012 and 2011, the Company had the following concentrations of revenues with customers:

Concentrations
	Year Ended December 31,
Customer	2012	2011
A	33%	41%
B	12%	14%

Licensing Income and Royalty Revenue [Policy Text Block]
Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite license to market, manufacture, design and sell the Company’s existing apparel line. The licensee paid an initial fee of $250,000 in June 2011, and will pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned by the Company.

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite license to a third party for $250,000. The licensee may market, manufacture, design and sell the Company’s existing apparel line. The licensee is obligated to pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned.

Cost of Sales, Policy [Policy Text Block]	Cost of Sales Cost of sales represents costs directly related to the production, manufacturing and freight of the Company’s products.	Cost of Sales Cost of sales represents costs directly related to the production, manufacturing and freight of the Company’s products.
Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling

Until March 1, 2013 MusclePharm used a manufacturer from Tennessee to ship directly to our customers, and after that date MusclePharm took control of the shipping and began shipping product to our customers from a previously leased 152,000 square foot distribution center in Franklin, Tennessee in close proximity of our manufacturer. Our products are transported from our manufacturer to the MusclePharm distribution center, but title does not pass from the manufacturer until loaded on the truck for shipment. Through June 30, 2013, MusclePharm does not take title to our products (see Note 11). The facility in Franklin, Tennessee is operated with the Company’s equipment and employees. This transition away from having our Tennessee manufacturer ship product for us is an effort to reduce our costs and improve gross margins.

The Company also uses a manufacturer in New York for the manufacture of one of the Company’s products. These orders are typically large and heavy and are drop shipped directly to our customers at the time of order.

Costs associated to the shipments are recorded in cost of sales. For Canadian sales, the product is shipped from our Canadian warehouse to our customers. Costs associated with the shipments are recorded as shipping.

Shipping and Handling

Domestic products sold are shipped directly to the customer from the manufacturer. Costs associated to the shipments are recorded in cost of sales. For Canadian sales, the product is shipped from our Canadian warehouse to our customers and the costs associated with the shipments are recorded as shipping in cost of sales.

Advertising Costs, Policy [Policy Text Block]

Advertising

The Company expenses advertising costs when incurred.

Advertising expense for the three and six months ended June 30, 2013 and 2012 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012

Advertising	$3,275,200	$2,044,005	$5,592,577	$3,976,840

Advertising

The Company expenses advertising costs when incurred.

Advertising expense for the years ended December 31, 2012 and 2011, are as follows:

	Year Ended December 31,
	2012	2011
Advertising	$8,430,401	$5,241,585

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Beginning with the adoption of Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (included in FASB ASC Subtopic 740-10, Income Taxes — Overall), the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense. There were no interest or penalties for the years ended December 31, 2012 and 2011.

Beneficial Conversion Feature [Policy Text Block]
Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a “beneficial conversion feature” (“BCF”) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a “beneficial conversion feature” (“BCF”) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Major Customers, Policy [Policy Text Block]
Significant Customers

In the years ended December 31, 2012 and 2011, the Company has relied on two customers for a substantial portion of its sales making up 45% and 55% of total sales, respectively. MusclePharm’s sales for the years ended December 31, 2012 and 2011 to Bodybuiding.com were 33% and 41%, respectively and to GNC 2012 and 2011 were 12% and 14%, respectively.

Accounts Payable and Accrued Liabilities [Policy Text Block]
Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consists of the Company’s trade payables as well as amounts estimated by management for future liability payments that relate to the current accounting period. Management reviews these estimates periodically to determine their reasonableness and fair presentation.

Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consists of the Company’s Trade Payables as well as amounts estimated by management for future liability payments that relate to the current accounting period. Management reviews these estimates periodically to determine their reasonableness and fair presentation.

Debt, Policy [Policy Text Block]
Debt

The Company defines short term debt as any debt payment due less than one year from the date of the financial statements. Long term debt is defined as any debt payment due more than one year from the date of the financial statements. Refer to Note 4 for further disclosure of debt liabilities.

Debt

The Company defines short term debt as any debt payment due less than one year from the date of the financial statements. Long term debt is defined as any debt payment due more than one year from the date of the financial statements. Refer to Note 4 for further disclosure debt liabilities.

Derivatives, Policy [Policy Text Block]
Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in equity instruments and warrants granted, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible equity instruments, management determines if the convertible equity instrument is conventional convertible equity and further if the beneficial conversion feature requires separate measurement.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model. Once a derivative liability ceases to exist any remaining fair value is reclassified to additional paid in capital.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company continues its evaluation process of these instruments as derivative financial instruments.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model. Once a derivative liability ceases to exist any remaining fair value is reclassified to additional paid in capital.

Deferred Equity Costs Policy [Policy Text Block]
Deferred Equity Costs

The Company may pay costs related to the underwriting and offering of equity securities. These costs are treated as a reduction to equity capital raised and recorded in equity when the share issuances are recorded. Until the shares are recorded or until offering is aborted, these costs will be held on the balance sheet as a deferred asset.

Deferred Equity Costs

The Company may pay costs related to the underwriting and offering of equity securities. These costs are treated as a reduction to equity capital raised and recorded in equity when the share issuances are recorded. Until the shares are recorded or until offering is aborted, these costs will be held on the balance sheet as a deferred asset.

Debt Issue Costs and Debt Discount [Policy Text Block]
Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of debt. These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt. These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount [Policy Text Block]
Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount and additional paid-in capital at an amount not to exceed gross proceeds raised, reducing the face amount of the debt, and is amortized to interest expense over the life of the debt.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount and additional paid-in capital at an amount not to exceed gross proceeds raised, reducing the face amount of the debt, and is amortized to interest expense over the life of the debt.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Payments

Generally, all forms of share-based payments, including stock option grants, warrants and restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non- employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Share-Based Payments

Generally, all forms of share-based payments, including stock option grants, warrants and restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non- employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Earnings Per Share, Policy [Policy Text Block]

Earnings (loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

The Company uses an “if converted” method to determine whether there is a dilutive effect of outstanding option and warrant contracts. For the three months ended June 30, 2012, all of the Company’s convertible debt options and 625,028 warrants had exercise prices below of the Company’s period end market price of the common stock into which they convert. The adjusted dilutive net loss reflects the add back of approximately $349 of interest expense related to the convertible debt and the reduction of $9,449,050 of gains on derivative contracts for the three months ended June 30, 2012. For the three months ended June 30, 2013 and six months ended June 30, 2013 and 2012, and the three months ended June 30, 2012 the Company reflected net loss and a dilutive net loss, respectively, and the effect of considering any common stock equivalents would have been anti-dilutive for these periods. Therefore, separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents for the six months ended June 30, 2013 and 2012, respectively:

	Six Months Ended June 30,
	2013	2012
Stock options (exercise price - $425/share)	670	1,903
Warrants (exercise price $4 – $1,275/share)	330,089	84,820
Convertible debt (exercise price $17/share)	-	2,471
Total common stock equivalents	330,759	89,194

In the above table, some of the outstanding instruments from 2013 and 2012 contain ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change at each reporting period.

Earnings (Loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

Since the Company reflected a net loss for the years ended December 31, 2012 and 2011, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents as of December 31, 2012 and 2011, respectively:

	As of December 31,
	2012	2011
Stock options (exercise price – $425/share)	1,847	1,903
Warrants (exercise price – $12.75 - $1,275/share)	89	72,584
Convertible Series C Preferred Stock (conversion price $8.50/share)	-	23
Convertible debt (conversion price – $1.70- $17/share)	-	527,757
Total common stock equivalents	1,936	602,267

In the above table, some of the outstanding instruments from 2011 contain ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency

MusclePharm began operations in Canada in April of 2012. The Canadian Dollar was determined to be the functional currency as the majority of the transactions related to the day to day operations of the business are exchanged in Canadian Dollars. At the end of the period, the financial results of the Canadian operation are translated into United States Dollars, which is our reporting currency, and added to the U.S. operations for consolidated company financial results. The revenue and expense items are translated using the average rate for the period and the assets and liabilities at the end of period rate. Transactions that have completed the accounting cycle and resulted in a gain or loss related to translation are recorded in realized gain or loss due to foreign currency translation under other income expense on the income statement. Transactions that have not completed their accounting cycle but appear to have gain or loss due to the translation process are recorded as unrealized gain or loss due to translation and held in the equity section on the balance sheet until such date the accounting cycle of the transaction is complete and the actual realized gain or loss is recognized.

Foreign Currency

MusclePharm began operations in Canada in April 2012. The Canadian Dollar was determined to be the functional currency as the majority of the transactions related to the day to day operations of the business are exchanged in Canadian Dollars. At the end of the period, the financial results of the Canadian operation are translated into the U.S. Dollar, which is the reporting currency, and added to the U.S. operations for consolidated company financial results. The revenue and expense items are translated using the average rate for the period and the assets and liabilities at the end of period rate. Transactions that have completed the accounting cycle and resulted in a gain or loss related to translation are recorded in realized gain or loss due to foreign currency translation under other income expense on the income statement. Transactions that have not completed their accounting cycle but appear to have gain or loss due to the translation process are recorded as unrealized gain or loss due to translation and held in the equity section on the balance sheet until such date the accounting cycle of the transaction is complete and the actual realized gain or loss is recognized.

Reclassification, Policy [Policy Text Block]
Reclassification

The Company has reclassified certain prior period amounts to conform to the current period presentation. These reclassifications had no effect on the financial position, results of operations or cash flows for the periods presented.

Reclassification

The Company has reclassified certain prior period amounts in the net cash used in operating activities section of the statement of cash flows to conform to the current period presentation. These reclassifications were for presentation purposes had no effect net cash used in operating activities for the periods presented.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and the International Financial Reporting Standards (“IFRS”). ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. This pronouncement has been implemented in the Company’s financial statements for the year ended December 31, 2012 without impact.